Share Based Compensation - Information per Grant Date (Table) (Details) (USD $)	12 Months Ended
Dec. 31, 2014
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Total shares granted	340,000
Grant Date Fair Value	$ 0.910
April 19, 2011
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Final vesting date	Apr. 19, 2014
Total shares granted	100,000
Grant Date Fair Value	$ 11.050
July 14, 2011
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Final vesting date	Apr. 19, 2014
Total shares granted	8,000
Grant Date Fair Value	$ 10.735
December 5, 2011
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Final vesting date	Dec. 31, 2014
Total shares granted	209,000
Grant Date Fair Value	$ 10.230
January 2, 2012
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Final vesting date	Dec. 31, 2014
Total shares granted	8,000
Grant Date Fair Value	$ 8.660
February 3, 2012
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Final vesting date	Dec. 31, 2014
Total shares granted	1,000
Grant Date Fair Value	$ 8.275
November 14, 2012
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Final vesting date	Dec. 31, 2014
Total shares granted	315,000
Grant Date Fair Value	$ 5.345
February 4, 2013
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Final vesting date	Dec. 31, 2014
Total shares granted	34,000
Grant Date Fair Value	$ 6.110
November 22, 2013
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Final vesting date	Dec. 31, 2015
Total shares granted	315,000
Grant Date Fair Value	$ 3.175
December 19, 2013
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Final vesting date	Dec. 31, 2015
Total shares granted	16,000
Grant Date Fair Value	$ 2.910
November 10, 2014
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Final vesting date	Dec. 31, 2016
Total shares granted	340,000
Grant Date Fair Value	$ 0.910